Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Detail) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.26%	1.30%	0.74%
Expected life of stock options	4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility	15.60%	17.30%	22.70%
Expected dividend yield	1.37%	1.45%	1.48%
Fair value per option	$ 5.97	$ 5.56	$ 5.74